U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

January 26, 2010

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
On behalf of the Brown Advisory Funds

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 365 to the Trust’s Registration Statement for the purpose of registering 10 new funds with the Trust.  Please see the chart on the next page for a list of these funds and their respective classes.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures

PMP Fund (Class)
Brown Advisory Growth Equity Fund Institutional Shares (BIAGX) A Shares (BAGAX)
Brown Advisory Value Equity Fund Institutional Shares (BIAVX) A Shares (BAVAX)
Brown Advisory Flexible Value Fund Institutional Shares (BIAFX) A Shares (BAFVX)
Brown Advisory Small-Cap Growth Fund Institutional Shares (BIASX) A Shares (BASAX) D Shares (BIAAX)
Brown Cardinal Small Companies Fund Institutional Shares (BIACX) A Shares (BASVX)
Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares (BIAUX) A Shares
Brown Advisory Opportunity Fund Institutional Shares (BIAOX) A Shares
Brown Advisory Core International Fund Institutional Shares (BIANX)
Brown Advisory Maryland Bond Fund Institutional Shares (BIAMX)
Brown Advisory Intermediate Income Fund Institutional Shares (BIAIX) A Shares (BIATX)